Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Loss Per Share (USD $)
In Thousands, except Per Share data, unless otherwise specified
	6 Months Ended		12 Months Ended			177 Months Ended	189 Months Ended	195 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2013
Numerator:
Net loss (in Dollars)	$ (7,911)	$ (8,332)	$ (16,137)	$ (13,575)	$ (3,517)	$ (137,400)	$ (153,600)	$ (161,500)
Denominator:	51,201	36,837	40,842	30,547	25,620
Basic and diluted net loss per common share (in Dollars per share)	$ (0.15)	$ (0.23)	$ (0.40)	$ (0.44)	$ (0.14)